Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Financial Assets not Qualifying for Derecognition) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Transfers of Financial Assets [Abstract]
Securitization liabilities at amortized cost	$ 12,365	$ 12,710
Securitization liabilities at fair value	$ 20,319	$ 14,422